PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
9. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	69,341,652	10,085,325
Computers and equipment	85,311,170	84,134,612	12,236,872
Leasehold improvements	11,503,400	10,365,904	1,507,658
Office furniture and fixtures	6,472,915	6,194,658	900,976
Motor vehicles	8,487,925	7,038,397	1,023,692
Software	15,833,764	15,832,264	2,302,707
Less: accumulated depreciation and amortization	(176,115,819)	(175,555,042)	(25,533,422)
Property, equipment and software, net, held for sale	(113,755)	-	-
Net book value	20,721,252	17,352,445	2,523,808

Depreciation and amortization charges for the years ended December 31, 2016, 2017 and 2018 amounted to RMB7.3 million, RMB5.3 million and RMB3.7 million (US$0.5 million), respectively. The office building was mortgaged as collateral for the convertible notes and bank borrowing in 2015 (see Note 19 and Note 16).